REGISTRATION NO.  33-61542
                                                     REGISTRATION NO.  811-7662

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No. [  ]
                         Post-Effective Amendment No. 7

                        (Check appropriate box or boxes)

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                         Post-Effective Amendment No. 7o

                                 ACCOLADE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               7900 Callaghan Road
                            San Antonio, Texas 78229

                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (210) 308-1234

                           Frank E. Holmes, President
                                 Accolade Funds

                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     (Name and Address of Agent for Service)

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        Exhibit Index for exhibits filed herewith is at page .....of ....

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

[  ]  immediately upon filing pursuant to paragraph (b)

[  ]  on (date) pursuant to paragraph (b)

[  ]  60 days after filing purusant to paragraph (a)(i)

[ X]  on (February 1, 1997) pursuant to paragraph (a)(i)

[  ]  75 days after filing pursuant to paragraph (a) of Rule 485

[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

[  ]  If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, that an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement, with respect to one sub-trust of Registrant, the Bonnel Growth Fund.

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                                 ACCOLADE FUNDS

                               Bonnel Growth Fund

                                    FORM N-1A

                              CROSS REFERENCE SHEET

FORM N-1A

PART A                     CAPTION OR
ITEM NO.                   LOCATION IN PROSPECTUS
-------                    ----------------------

 1 ......................  Cover Page

 2 ......................  Summary of Fees and
                           Expenses

 3 ......................  Financial Highlights
                           (also covered under Item
                           23 in Part B)

 4 ......................  Cover Page; The Trust;
                           Investment Objectives
                           and Considerations;
                           Special Considerations

 5 ......................  Management of the Fund

 5A .....................  Management's Discussion of Fund
                           Performance

 6 ......................  Cover Page; The Trust;
                           Dividends and Taxes

 7 ......................  How to Purchase Shares; How
                           Shares Are Valued; Special
                           Considerations - Servicing Fee

 8 ......................  How to Redeem Shares

 9 ......................  Management of the Fund--
                           the Sub-Advisor


                           CAPTION OR LOCATION
FORM N-1A                  IN PART B STATEMENT OF
ITEM NO.                   ADDITIONAL INFORMATION
---------                  ----------------------

10 ......................  Cover Page

11 ......................  Table of Contents

12 ......................  General Information

13 ......................  Investment Objectives
                           and Policies

14 ......................  Management of
                           the Trust

15 ......................  Principal Holders of
                           Securities

16 ......................  Investment Advisory
                           Services

17 ......................  Portfolio Transactions

18 ......................  General Information

19 ......................  Not Covered in Statement of
                           Additional Information (Covered under
                           Item 7 in Part A)

20 ......................  Tax Status

21 ......................  Distribution Plan (also covered under
                           Item 5 in Part A)

22 ......................  Calculation of Performance Data

23 ......................  Financial Statements
                           (also covered under Item 3
                           in Part A)
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                            PART A -- THE PROSPECTUS

                    Included herein is the Prospectus for the
                        Accolade Funds Bonnel Growth Fund

                         Post-Effective Amendment No. 7


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                                 ACCOLADE FUNDS

                               BONNEL GROWTH FUND

                         1-800-4-BONNEL (1-800-426-6635)

                (INFORMATION, SHAREHOLDER SERVICES AND REQUESTS)

                        INTERNET: HTTP://WWW.USFUNDS.COM


                                   PROSPECTUS


                                February 1, 1997

This prospectus presents information that a prospective investor should know about the Bonnel Growth Fund (the "Fund"), a diversified series of Accolade Funds (the "Trust"). The Trust is an open-end management investment company. SHARES OF THE TRUST ARE NOT INSURED, GUARANTEED, SPONSORED, RECOMMENDED OR APPROVED BY THE UNITED STATES OR ANY AGENCY OR OFFICER THEREOF. Investors are responsible for determining whether or not an investment in the Fund is appropriate for their needs. Read and retain this prospectus for future reference.

A Statement of Additional Information dated February 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement is available free from Accolade Funds upon request at the address set forth above or by calling 1-800-4-BONNEL (1-800-426-6635).

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
                    SECURITIES AND EXCHANGE COMMISSION OR ANY
                           STATE SECURITIES COMMISSION
                 NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                       OR ANY STATE SECURITIES COMMISSION
            PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.


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                                TABLE OF CONTENTS

SUMMARY OF FEES AND EXPENSES...................................................4

FINANCIAL HIGHLIGHTS...........................................................5

INVESTMENT OBJECTIVES AND CONSIDERATIONS ......................................6

OTHER INVESTMENT PRACTICES.....................................................7

RISK FACTORS...................................................................8

HOW TO PURCHASE SHARES.........................................................9

HOW TO EXCHANGE SHARES........................................................11

HOW TO REDEEM SHARES..........................................................13

HOW SHARES ARE VALUED.........................................................17

DIVIDENDS AND TAXES...........................................................17

THE TRUST.....................................................................18

MANAGEMENT OF THE FUND........................................................19

DISTRIBUTION EXPENSE PLAN.....................................................21

PERFORMANCE INFORMATION.......................................................21

                                        2

                          SUMMARY OF FEES AND EXPENSES

The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Load ........................  None
         Redemption Fee.............................  None
         Administrative Exchange Fee ..............   $ 5
         Account Closing Fee (does not
          apply to exchanges)......................   $ 10
         Trader's Fee (shares
          held less than 30 days)..................   0.25%


ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)

         Management and Administrative
          Fees.....................................   1.00%
         12b-1 Fees................................   0.25%
         Other Expenses, including
          Transfer Agency
          and Accounting Services Fees.............   0.58%
         Total Fund Operating Expenses.............   1.83%

Except for active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement accounts, if an account balance falls, for any reason other than market fluctuations, below $5,000 at any time during a month, that account will be subject to a monthly small account charge of $1 which will be payable quarterly. See "Small Accounts."

A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 charge. International wires will be higher.

HYPOTHETICAL EXAMPLE OF EFFECT OF FUND EXPENSES(1):

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period.

-----------------------------------
     (1) Annual Fund Operating Expenses are based on the Fund's historical expenses. Management Fees, Transfer Agency Fees, and Accounting Services Fees are paid to U.S. Global Investors, Inc. (the "Advisor") and its wholly-owned subsidiaries. The Advisor then pays a portion of the management fee to Bonnel, Inc. (the "Sub-Advisor") for serving as Sub-Advisor. Please refer to the section entitled Management of the Funds" for further information.

                                        3


                  1 year............................... $ 29
                  3 years.............................. $ 67
                  5 years.............................. $108
                  10 years............................  $219

The Hypothetical Example is based upon the Fund's historical expenses which are expected to decline as the Fund's net assets increases. In conformance with SEC regulations, the example is based upon a $1,000 investment; however, the Fund's minimum investment is $5,000. In practice a $1,000 account would be assessed a monthly $1.00 small account charge which is not reflected in the example. See "Small Accounts." Included in these estimates is the account closing fee of $10 for each period. This fee is a flat charge which does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than the illustration implies. The example should not be considered a representation of future expenses. Actual expenses may be more or less than those shown.

                              FINANCIAL HIGHLIGHTS

The following per share data and ratios for a share of beneficial interest outstanding throughout the period ended September 30, 1995 and the year ended September 30, 1996, have been audited by Price Waterhouse LLP, the Fund's Independent Accountants. The related financial statements and the report of
Independent Accountants are included in the Fund's 1996 Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information ("SAI"). In addition to the data set forth below, further information about the performance of the Fund is contained in the SAI which may be obtained without charge.

Selected data for a capital share outstanding throughout each period is as follows:

                                              FOR THE YEAR      OCT. 17, 1994*
                                                  ENDED               TO
                                              SEPT. 30, 1996    SEPT. 30, 1995
                                              --------------    --------------
Per Share Operating Performance:
Net asset value, beginning of period ........   $    14.81     $    10.02
                                                ----------     ----------
Net investment loss .........................         (.14)          (.07)(A)
Net realized and unrealized gain
on investments ..............................         3.13           4.91
                                                ----------     ----------
Total from investment operations ............         2.99           4.84
                                                ----------     ----------
Dividends and distributions:
Dividends in excess of net investment income         --              (.05)
Distributions in excess of net realized gains         (.65)         --
                                                ----------     ----------
Total dividends and distributions ...........         (.65)          (.05)
                                                ----------     ----------
Net asset value, end of period ..............   $    17.15     $    14.81
                                                ==========     ==========
Total Investment Return (b) .................        21.27%         48.74%

Ratio/Supplemental Data:

Net assets, end of period (in thousands) ....   $90,696        $24,673
Ratio of expenses to average net assets .....         1.83%          2.48%(c)
Ratio of net income to average net assets ...        (1.32)%        (1.46)%(c)
Portfolio turnover ..........................       212%           145%
Average commission rate paid ................   $      .07         N/A

     See accompanying notes to Financial Statements.

     (a) Net of expense reimbursements and fee waivers.

     (b) Total return does not reflect the effect of account fees.

     (c) Annualized ratio is net of fee waivers. Had such reimbursements not been made, the annualized expense ratio subject to the most restrictive state limitation would have been 2.50% and the annualized net investment income ratio would have been (1.52)%.

         *commencement of operations.

                                        4


                    INVESTMENT OBJECTIVES AND CONSIDERATIONS

The investment objective of the Bonnel Growth Fund (the "Fund") is long-term growth of capital. Current income is not an objective and any income received is incidental. The Fund seeks this growth by investing primarily in the common stocks of domestic and foreign issuers. The Fund does not intend to invest in fixed income securities other than money market instruments and convertible bonds. There is no assurance that the Fund will achieve its investment objective. Neither the investment objective nor the investment policy is a fundamental policy, and they may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least 30 days prior to any material change to either the Fund's investment objective or its investment policy.


Common stocks will be selected that meet certain fundamental and technical selection standards which, in the Sub-Advisor's opinion, have appreciation potential. The Fund expects to focus its investments on mid-capitalization companies with market capitalizations of around $1 billion. However, the Fund is not limited to mid-capitalization stocks and will also invest in large and small capitalization companies. Fundamental investment criteria include, but are not limited to, earnings figures, equity ownership by management, market leadership, strong management, price to earnings ratios, debt to equity ratios, and the general growth prospects of the issuer. Common stocks will not be eliminated simply because they do not pay a current dividend. Technical selection considerations include, but are not limited to, stock price movement and magnitude of trading volume. These criteria may lead the Fund to invest more or less of its assets in specific industries as market conditions change, but the Fund does not focus its investments in any particular industry. The Fund may invest in securities traded on domestic or foreign exchanges, quoted on NASDAQ, or traded on the domestic or foreign over-the-counter markets. The Sub-Advisor is not obligated to conform to any particular fundamental or technical standard of selection or to the ranking of such standards. Standards of selection and their ranking will vary according to the Sub-Advisor's judgment.

The Sub-Advisor intends to stay fully invested in such stocks, regardless of the movement of stock prices generally. Under normal market conditions, the Fund is required to have at least 80% of the value of its total assets in equity securities and of that 80%, no more than 5% may consist of preferred stock or bonds convertible into common stock. The remainder of the portfolio may be invested in money market instruments to provide liquidity, purchase portfolio securities, pay redemptions and meet other demands for cash. When the Sub-Advisor determines that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments for temporary defensive purposes.

The Fund may invest up to 25% of its total assets in common stocks and other equity securities of foreign issuers, but only if they are listed on a domestic or foreign exchange, quoted on NASDAQ or traded on the domestic or foreign over-the-counter market. See "Risk Factors" in this prospectus. As a portion of the 25% limitation, no more than 5% of the Fund's net assets will be invested in securities of issuers domiciled in countries considered by the Advisor to be emerging markets.

The Fund may invest in sponsored or unsponsored American Depository Receipts ("ADRs") representing shares of foreign issuers. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities market, and ADRs in bearer form are designed for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers. There may not be a correlation between such information and the market value of the ADRs. For purposes of the Fund's investment policies, the Fund's investment in ADRs will be deemed to be investments in the underlying securities.

                                        5

                           OTHER INVESTMENT PRACTICES

As a fundamental policy, which cannot be changed without a vote of shareholders:

         (a) the Fund may not invest more than 25% of its total assets in securities of companies principally engaged in any one industry (other than obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities);

         (b) with respect to 75% of its total assets, the Fund will not: (i) invest more than 5% of the value of its total assets in the securities of any one issuer (except such limitation will not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities); nor (ii) acquire more than 10% of the outstanding voting securities of any one issuer;

         (c) the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets;

         (d) the Fund may borrow up to 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to effect redemptions, provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the Fund's total assets.

PORTFOLIO TURNOVER

It is the policy of the Fund to seek long-term growth of capital. The Fund will effect portfolio transactions without regard to its holding period if, in the judgment of the Advisor and Sub-Advisor, such transactions are in the best interests of the Fund. The Fund's historical portfolio turnover ratio is presented in the "Financial Highlights" section of this prospectus. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Fund's ability to engage in short-term trading if the security has been held for less than three months. See "Portfolio Turnover" in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS

In executing portfolio transactions and selecting brokers or dealers, the Fund seeks the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis), the reasonableness of the commission, if any, and the brokerage and research services provided. Under the Advisory and Sub-Advisory agreements the Advisor and Sub-Advisor are permitted, in certain circumstances, to pay a higher commission than might otherwise be obtained in order to acquire brokerage and research services. The Advisor and Sub-Advisor must determine in good faith, however, that such commission is reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which investment discretion is exercised. In such case, the Board of Trustees will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits obtained. The advisory fee of the Advisor would not be reduced by reason of its receipt of such brokerage and research services. To the extent that any research services of value are provided by broker dealers through or with whom the Fund places portfolio transactions, the Advisor or Sub-Advisor may be relieved of expenses which they might otherwise bear.

                                        6

The Fund executes most of its transactions through a small group of broker-dealers which have been selected based upon their ability to provide brokerage and research services. The Fund may, in some instances, purchase securities that are not listed on a national securities exchange or quoted on NASDAQ, but rather are traded in the over-the-counter market. With respect to transactions executed in the over-the-counter market, the Fund will usually deal through its selected broker-dealer's commission on such transactions. The Fund believes that the execution and brokerage services which it receives justify use of broker-dealers in these over-the-counter transactions. See "Portfolio Transactions" in the Statement of Additional Information.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend securities to broker/dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Fund may receive a fee from broker/dealers for lending its portfolio securities. The Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, United States Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. The Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. The Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

REPURCHASE AGREEMENTS

The Fund may invest a portion of its assets in repurchase agreements with domestic broker/dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

PUT AND CALL OPTIONS

The Fund may purchase or sell call options and may purchase put options on individual securities and on equity indexes. The Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. For a more complete discussion, see "Put and Call Options" in the Statement of Additional Information.

                                  RISK FACTORS

EQUITY PRICE FLUCTUATIONS

Equity securities are subject to price fluctuations depending on a variety of factors, including market, business and economic conditions. Investment in growth stocks can involve special risks. In seeking long term growth of capital, the Fund may often purchase common stock of small and medium size companies which may be unseasoned and which often fluctuate in price more than common stocks of larger, more mature companies, such as many of those included in the Dow Jones Industrial Average. Therefore, an investor should expect that the

                                        7

share price of the Fund will often be more volatile, in both "up" and "down" markets than most of the popular stock averages.

FOREIGN SECURITIES

Investment in foreign securities may involve risks not present in domestic investment. These include fluctuating exchange rates; the fact that foreign issuers may be subject to different, and in some cases, less comprehensive accounting, financial reporting and disclosure standards than are domestic issuers; the risk of adverse changes in foreign investment or exchange control regulations; volatile currency markets; expropriation or confiscatory taxation; political or financial instability; or other developments which can affect investments. For more detailed information see, "Foreign Securities" in the Statement of Additional Information.

PUTS AND CALLS

The Fund may purchase or sell call options and may purchase put options on individual securities and on equity indexes. If the Fund sells a covered call option and the securities owned by the Fund appreciate above the option's strike price, the Fund will generally be called upon to deliver the security, which will prevent the Fund from receiving the benefit of any price appreciation above the strike price. When purchasing call options the Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium before the call option's expiration. When purchasing put options the Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the underlying security increases or does not decrease by more than the premium before the put option's expiration.

                             HOW TO PURCHASE SHARES

The minimum initial investment for the Fund is $5,000 for regular accounts or $1,000 for custodial accounts for minors. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in the ABC Investment Plan(R) (Automatically Building Capital) is $1,000, and the minimum subsequent investment pursuant to such a plan is $100 or more per month per account. There is no minimum purchase for retirement plan accounts, including IRAs, administered by the Advisor or its agents and affiliates.

YOU MAY INVEST IN THE FOLLOWING WAYS:


BY MAIL

Send your application and check, made payable to the Bonnel Growth Fund, to P.O. Box 781234, San Antonio, Texas 78278-1234.

When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address mentioned above. Do not use the remittance portion of your confirmation statement for a different fund because it is pre-coded. This may cause your investment to be invested into the wrong fund. If you wish to purchase shares in more than one fund, send a separate check or money order for each fund. Third party checks will not be accepted, and the Trust reserves the right to refuse to accept second party checks.

                                        8

BY TELEPHONE

Once your account is open, you may make investments by telephone by calling 1-800-4-BONNEL (1-800-426- 6635). Investments by telephone are not available in money market funds or any retirement account, administered by the Advisor or its agents. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. You cannot exchange shares purchased by telephone until after the payment has been received and accepted by the Trust.

BY WIRE

You may make your initial or subsequent investments in Accolade Funds by wiring funds. To do so, call Accolade Funds at 1-800-4-BONNEL (1-800-426-6635) for a confirmation number and wiring instructions.

BY ABC INVESTMENT PLAN(R)

The ABC Investment Plan(R) (Automatically Building Capital) is offered as a special service allowing you to build a position in any of the United Services family of funds over time without trying to outguess the market. Once your account is open, you may make investments automatically by completing the ABC Investment Plan(R) form authorizing Accolade Funds to draw on your money market or bank account monthly for a minimum of $30 a month beginning within thirty
(30) days after the account is opened. These lower minimums are a special service bringing to small investors the benefits of United Services Funds without requiring a $1,000 minimum initial investment.

Your investment dollars will automatically buy more shares when the market is undervalued and fewer shares when the market is overvalued. By investing an equal amount at regular, periodic intervals, you avoid the extremes in the market. Of course, using the ABC Investment Plan(R) does not guarantee a profit. If you sell at the bottom, no system will give you a gain.

You may call 1-800-426-6635 to open a treasury money market fund or you could inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment or discontinue the Plan any time by letter received by United Services Funds at least two weeks before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

All purchases of shares are subject to acceptance by the Trust and are not binding until accepted. Accolade Funds reserves the right to reject any application or investment. Orders received by the Fund's transfer agent or a sub-agent before 4:00 p.m. Eastern Time, Monday through Friday exclusive of business holidays, and accepted by the Fund will receive the share price next computed after receipt of the order. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, orders will become effective earlier in the day at the close of trading on the NYSE.

If your telephone order to purchase shares is canceled due to nonpayment or late payment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust by reason of such cancellation.

If a check is returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20 and you will be responsible for any loss incurred by the Trust with respect to canceling the purchase.


                                       9

To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any affiliated funds already owned by any purchaser whose order is canceled, for whatever reason, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Accolade Funds charges no sales commissions or "loads" of any kind. However, investors may purchase and sell shares through registered broker-dealers who may charge fees for their services.

CHECKS DRAWN ON FOREIGN BANKS. To be received in good order, an investment must be made in U.S. dollars payable through a bank in the U.S. As an accommodation, the Fund's transfer agent may accept checks payable in a foreign currency or drawn on a foreign bank and will attempt to convert such checks into U.S. dollars and repatriate such amount to the Fund's account in the U.S. Your investment in the Fund will not be considered to have been received in good order until your foreign check has been converted into U.S. dollars and is available to the Fund through a bank in the U.S. Your investment in the Fund may be delayed until your foreign check has been converted into U.S. dollars and cleared the normal collection process. Any amounts charged to the Fund for collection procedures will be deducted from the amount invested.

If the Trust incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBEr

The Fund is required by Federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gain distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.


Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year-end.

CERTIFICATES

When you  open  your  account,  Accolade  Funds  will  send  you a  confirmation statement, which will be your evidence that you have opened an account with Accolade Funds. The confirmation statement is nonnegotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. At your written request, Accolade Funds will issue negotiable stock certificates. Unless your shares are purchased with wired funds, a certificate will not be issued until 15 days have elapsed from the time of purchase, or Accolade Funds has satisfactory proof of payment, such as a copy of your canceled check. Negotiable certificates will not be issued for fewer than 100 shares.

                             HOW TO EXCHANGE SHARES

You have the privilege of  exchanging  into any of the other funds in the United
Services family of funds which are registered in your state. An exchange involves the redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

                                       10


FUNDS IN THE UNITED SERVICES FAMILY

Investing involves a trade-off between potential rewards and potential risks. In order to achieve higher rewards on your investment, you must be willing to take on higher risk. If you are most concerned with safety of principal, a lower risk investment will provide greater stability but with lower potential earnings. Another strategy for dealing with volatile markets is to use the ABC Investment Plan(R). The list below is a reward and risk guide to all of the mutual funds in the United Services family of funds. This guide may help you decide if a fund is suitable for your investment goals.

           HIGH REWARD       China Region Opportunity Fund
             HIGH RISK       U.S. Gold Shares Fund
                             U.S. World Gold Fund
                             U.S. Global Resources Fund
                             Bonnel Growth Fund
                             U.S. Real Estate Fund
       MODERATE REWARD       U.S. All American Equity Fund
         MODERATE RISK       U.S. Income Fund
                             U.S. Tax Free Fund
                             United Services Near-Term Tax Free Fund
            LOW REWARD       U.S. Government Securities Savings Fund
              LOW RISK       U.S. Treasury Securities Cash Fund

If  you  have   additional   questions,   one  of  our   professional   investor
representatives will personally assist you. Call 1-800-4-BONNEL.

BY TELEPHONE

You will automatically have the privilege to direct Accolade Funds to exchange your shares by calling toll free 1-800-4-BONNEL (1-800-426-6635). In connection with such exchanges neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation and tape recording conversations); if either party does not employ reasonable procedures, it may be liable for losses due to unauthorized or fraudulent transactions.

BY MAIL

You may direct Accolade Funds in writing to exchange your shares between identically registered accounts in the United Services family of funds. The request must be signed exactly as the name appears in the registration. (Before writing, read "Additional Information About Exchanges.")

ADDITIONAL INFORMATION ABOUT EXCHANGES

         (1) There is a $5 charge, which is paid to United Shareholder Services, Inc. ("USSI" or the "Transfer Agent"), for each exchange out of any fund account. Retirement accounts administered by the Advisor or its agents are charged $5 for each exchange exceeding three per quarter. The exchange fee is charged to cover administrative costs associated with handling these exchanges.


                                       11


         (2) An exchange involves both the redemption of shares out of the Fund and the purchase of shares in a "Separate Fund." Like any other purchase, shares of the Separate Fund cannot be purchased by exchange until all conditions of purchase are met, including investable proceeds being immediately available. Like any other redemption, the Fund reserves the right to hold exchange proceeds for up to seven days. In general, the Fund expects to exercise this right on exchanges of $50,000 or more. In such event, purchase of the Separate Fund shares will also be delayed. Separate Fund shares will be priced at their net asset value at the time of purchase. Redemption proceeds will not be invested in either fund during this period. In all cases Fund shares will be redeemed immediately, however Separate Fund shares will not be purchased until investable proceeds are available. You will be notified immediately if the purchase will be delayed.

         (3) If the shares you wish to exchange are represented by a negotiable stock certificate, the certificate must be returned before the exchange can be effected.

         (4) Shares may not be exchanged unless you have furnished Accolade Funds with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number. (See "Tax Identification Number.")

         (5) Exchanges out of the Bonnel Growth Fund of shares held less than 30 days are subject to a trader's fee. (See "Trader's Fee Paid to Funds.")

         (6) The exchange privilege may be terminated at any time. The exchange fee and other terms of the privilege are subject to change.


                              HOW TO REDEEM SHARES

You may redeem any or all of your shares at will. Requests received in proper order by the Trust's transfer agent or a sub-agent before 4:00 p.m. Eastern Time, Monday through Friday exclusive of business holidays, will receive the share price next computed after receipt of the request.


BY MAIL

A written request for redemption must be in "proper order," which requires the delivery of the following to the Transfer Agent:

         (1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

         (2) negotiable stock certificates for any shares to be redeemed for which certificates have been issued;

         (3) signature guarantees when required; and

         (4) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees, and other fiduciaries. Redemptions will not become effective until all documents, in the form required, have been received by the Transfer Agent. (Before writing, read "Additional Information About Redemptions.")


                                       12


HOW TO EXPEDITE REDEMPTIONS

To redeem your Fund shares by telephone, you may call the Fund and direct an exchange out of the Fund into an identically registered account in a United Services treasury money market fund ($1,000 minimum initial investment). You may then write a check against your treasury money market fund account. See "How to Exchange Shares" for a description of exchanges, including the $5 exchange fee. Call 1-800-426-6635 for more information concerning telephone redemption and a treasury money market fund prospectus.

SPECIAL REDEMPTION ARRANGEMENTS

Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information, call the Trust at 1-800-426-6635. Telephone redemptions are available for Chairman's Circle accounts.

SIGNATURE GUARANTEE

Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner of the shares to be redeemed or if proceeds are to be mailed to an address other than the registered address of record. When a signature guarantee is required, each signature must be guaranteed by: (a) a federally insured bank or thrift institution; (b) a broker or dealer (general securities, municipal, or government) or clearing agency registered with the U.S. Securities and Exchange Commission that maintains net capital of at least $100,000; or (c) a national securities exchange or national securities association. The guarantee must: (i) include the statement "Signature(s) Guaranteed"; (ii) be signed in the name of the guarantor by an authorized person, including the person's printed name and position with the guarantor; and (iii) include a recital that the guarantor is federally insured, maintains the requisite net capital or is a national securities exchange or association. Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel may acknowledge their signatures before officers authorized to take acknowledgments (e.g., legal officers and adjutants).


REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

If your redemption check is mailed, it is usually mailed within 48 hours; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared, which may take up to seven days. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing, or by telephone, of any change of address.

BY WIRE

You may authorize the Fund to transmit redemption proceeds by wire, provided you send written wiring instructions with a signature guarantee at the time of redemption. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed or wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds. International wire charges will be higher.

                                       13

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Trust and its shareholders. No account closing fee or redemption fee will be charged to investors whose accounts are closed under this provision.

TRADER'S FEE PAID TO FUND

A trader's fee of 25 basis points or 0.25% of the value of shares redeemed or exchanged will be assessed to shareholders who redeem or exchange shares of the Fund held less than thirty (30) calendar days. The trader's fee will be paid to the Fund to benefit remaining shareholders by protecting them against expenses due to excessive trading. Excessive short-term trading has an adverse impact on effective portfolio management as well as on Fund expenses. The Fund has reserved the right to refuse investments from shareholders who engage in short-term trading that may be disruptive to the Fund.

ACCOUNT CLOSING FEE

In order to reduce Fund expenses an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be delivered to them by mail or wire. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. The account closing fee does not apply to exchanges between the funds in the United Services family of funds nor does it apply to any account which is involuntarily redeemed.

SMALL ACCOUNTS

Fund accounts which fall, for any reason other than market fluctuations, below $5,000 at any time during the month, will be subject to a monthly small account charge of $1 which will be payable quarterly. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the costs of maintaining shareholder accounts more equally among shareholders.

As a special service for small investors, active ABC Investment Plan(R) accounts, custodial accounts for minors, and retirement plan accounts administered by the Advisor or its agents and affiliates will not be subject to the small account charge.

In order to reduce expenses of the Fund, the Trust may redeem all shares in any shareholder account, other than active ABC Investment Plan(R) accounts, custodial accounts for minors and retirement plan accounts, if, for a period of more than three months, the account has a net asset value of $500 or less and the reduction in value is not due to market fluctuations. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity


                                       14

to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under this redemption provision.

CONFIRMATION STATEMENTS

Shareholders normally will receive a confirmation statement after each transaction (purchase, redemption, dividend, etc.) showing activity in the account. If you have no transactions, you will receive an annual statement only.

OTHER SERVICES

The Trust has available a number of plans and services to meet the special needs of certain investors. Plans available include:

         (1) payroll deduction plans, including military allotments;

         (2) custodial accounts for minors;

         (3) a flexible, systematic withdrawal plan; and

         (4) various retirement plans such as IRA, SEP/IRA, 403(b)(7), 401(k) and employer-adopted defined contribution plans.

Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1-800-4-BONNEL (1-800-426-6635).

There is an annual charge for each retirement plan fund account with respect to which Security Trust & Financial Company ("ST&FC"), a wholly-owned subsidiary of the Advisor, acts as custodian (for example, $10 for IRAs and $15 for SEP/IRAs, 403(b)(7)s, profit sharing and other such accounts). If this administrative charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

SHAREHOLDER SERVICES

United Shareholder Services, Inc. ("USSI"), a wholly-owned subsidiary of the Advisor, acts as transfer and dividend paying agent for all fund accounts. Simply write or call 1-800-4-BONNEL for prompt service on any questions about your account.

24-HOUR ACCOUNT INFORMATION

Shareholders can also access 24 hours a day current information on yields, share prices, latest dividends, account balances, deposits and redemptions. Just call 1-800-4-BONNEL and press the appropriate codes into your touch-tone phone.

                              HOW SHARES ARE VALUED


Shares of the Fund are purchased or redeemed, on a continuing basis without a sales charge, at their next determined net asset value per share. The net asset value per share of the Fund is calculated separately by United Shareholder Services, Inc. Net asset value per share is determined and orders become effective as of 4:00 p.m.

                                       15


Eastern Time, Monday through Friday, exclusive of business holidays on which the NYSE is closed, by dividing the aggregate net assets of the Fund by the total number of shares of the Fund outstanding. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

Valuation will be calculated in U.S. dollars. Securities quoted in other currencies will be converted to U.S. dollars using the exchange rate then in effect in the principal market in which the relevant securities are traded. A portfolio security listed or traded on an international market, either on an exchange or over-the-counter, is valued at the last reported sales price prior to the time when assets are valued. A portfolio security listed or traded in the domestic market, either on an exchange or over-the-counter, is valued at the latest reported sale price prior to the time when assets are valued; lacking any sales on that day, the security is valued at the mean between the last reported bid and ask prices.

When market quotations are not readily available, or when restricted securities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Board of Trustees.

Portfolio securities which are traded on more than one market are valued according to the broadest and most representative market. Prices used to value portfolio securities are monitored to ensure that they represent current market values. If the price of a portfolio security is determined to be materially different from its current market value, then such security will be valued at fair value as determined by Management and approved in good faith by the Board of Trustees.

Debt securities with maturities of 60 days or less at the time of purchase are valued on the basis of the amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                               DIVIDENDS AND TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

All income dividends and capital gain distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose: (1) automatic reinvestment of capital gain distributions in Fund shares and payment of income dividends in cash; (2) payment of capital gain distributions in cash and automatic reinvestment of dividends in Fund shares; or (3) all income dividend and capital gain distributions paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. Dividend checks returned as undeliverable to the Fund and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned or on or about the 181st day and the distribution option will be changed to "reinvest."

At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any dividend or capital gain distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these distributions are fully taxable.

                                       16

The Fund generally pays dividends quarterly and distributes capital gains, if any, annually.

The Fund is subject to a nondeductible 4 percent excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.


Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. A portion of these dividends may qualify for the 70 percent dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held his shares.

Each January, the Fund will report to its shareholders the Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year. This statement will also indicate whether and to what extent distributions qualify for the 70 percent dividends received deduction available to corporations.

The foregoing discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

                                    THE TRUST


Accolade Funds (the "Trust") is an open-end management investment company consisting of a number of separate, diversified portfolios.

The Trust was formed April 16, 1993 as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue shares without par value in separate series.

Shares of the series have been authorized, each of which represents an interest in a separate portfolio. The Board of Trustees of the Trust has the power to create additional portfolios at any time without a vote of shareholders of the Trust.

Under the Trust's First Amended and Restated Master Trust Agreement, no annual or regular meeting of shareholders is required, although the Trustees may authorize special meetings from time to time. Under the terms of the Master Trust Agreement, the Trust has a staggered Board with terms of at least 25% of the Trustees expiring every three years. The Trustees serve in that capacity for six-year terms. Thus there will ordinarily be no shareholder meeting unless otherwise required by the Investment Company Act of 1940 (the "1940 Act"). The Trust will call a meeting of shareholders for purposes of voting on the question of removal of one or more Trustees when requested in writing to do so by record holders of not less than 10 percent of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

On any matter submitted to shareholders, shares of each portfolio entitle their holder to one vote per share, irrespective of the relative net asset values of each portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. Each portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

                                       17

                             MANAGEMENT OF THE FUND

TRUSTEES

The business affairs of the Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE SUB-ADVISOR

Effective September 21, 1994, the Advisor and the Trust contracted with Bonnel, Inc. ("Sub-Advisor") to serve as Sub-Advisor for the Fund. The Sub-Advisor was formed and registered by Mr. Arthur Bonnel as a registered investment advisor. Mr. Bonnel, who serves as the Fund's portfolio manager, has been managing money since 1970, and previously was the portfolio manager of a successful mutual fund for a period of more than five years. Past performance does not guarantee future results.

The Sub-Advisor is located at P.O. Box 649, Reno, Nevada. The Sub-Advisor manages the composition of the portfolio and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Advisor and the Trust's Board of Trustees. The Advisor and Sub-Advisor share the management fee equally, subject to a minimum sub-advisory fee and various offsetting adjustments. The Fund is not responsible for paying the Sub-Advisor's fee.

Mr. Bonnel served as the portfolio manager of the MIM Stock Appreciation Fund from August, 1987, through May, 1994. The MIM Stock Appreciation Fund is no longer in existence. On February 28, 1993, that fund had $60.1 million in net assets. As portfolio manager of the MIM Stock Appreciation Fund, Mr. Bonnel had full discretionary authority over the selection of investments for that fund. Average annual returns for the one-year, three-year, and five-year periods ended February 28, 1994, compared with the performance of the Standard & Poor's 500 Composite Stock Price Index were:

                            THE MIM STOCK                           S&P 500
                            APPRECIATION FUND (A)(B)                INDEX (C)
                            ------------------------                ---------

         One Year                    21.58                             8.31
         Three Years                 20.80                            11.61
         Five Years                  20.64                            13.64

         (a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

                                       19

         (b) The expense ratio of the MIM Stock Appreciation Fund for the years 1988 through 1993 ranged from a high of 3.05 in 1988 to a low of 2.47 in 1993. The expense ratio of the Bonnel Growth Fund for the year ended September 30, 1996 was 1.83%.

         (c) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The

         Index is adjusted to reflect reinvestment of dividends.

Historical performance is not an indication of future performance. The MIM Stock Appreciation Fund was a separate fund, and its historical performance is not indicative of the potential performance of the Bonnel Growth Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

THE INVESTMENT ADVISOR

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, under an investment advisory agreement with the Trust dated September 21, 1994 furnishes investment advice and is responsible for overall management of the Trust's business affairs. Frank E. Holmes is Chairman of the Board of Directors and Chief Executive Officer of the Advisor, as well as President and Trustee of the Trust. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968. The Advisor serves as investment advisor to United Services Funds, a family of mutual funds with more than $1.5 billion in assets.

The Advisor provides to the Trust, and to the Funds in the Trust, management and investment advisory services. The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund.

The Advisor provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust. The Advisor pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

Investment decisions for the Fund are made independently from those of other investment companies advised by U.S. Global Investors, Inc.

The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a flat management fee of 1% of the Fund's average net assets.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares.

The Transfer Agency Agreement with the Trust provides for the Fund to pay USSI an annual fee of $23.00 per account (1/12 of $23.00 monthly). In connection with obtaining/providing administrative services to the beneficial owners of Fund shares through broker/dealers, banks, trust companies and similar institutions which provide such services and maintain an omnibus account with the Transfer Agent, the Fund will pay to the Transfer Agent a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the fund held in accounts at the institutions, which payment will not exceed $1.92 multiplied by the average

                                       20


daily number of accounts holding Fund shares at the institution. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other Transfer Agent expenses such as the costs of record retention and postage, as well as the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the Transfer Agent. Transfer Agent fees and expenses, including reimbursed expenses, are reduced by the amount of small account charges and account closing fees the Transfer Agent is paid.

USSI performs bookkeeping and accounting services, and determines the daily net asset value for the Fund. Bookkeeping and accounting services are provided to the Fund at an asset-based fee of 0.03% of the first 250 million average net assets, 0.02% of the next 250 million average net assets and 0.01% of average net assets in excess of 500 million -- subject to an annual minimum fee of $24,000.

Additionally, the Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund.

The Fund pays all other expenses for its operations and activities. The expenses borne by the Fund include the charges and expenses of any shareholder servicing agents; custodian fees; legal and auditor expenses; brokerage commissions for portfolio transactions; the advisory fee; extraordinary expenses; expenses of shareholders and trustee meetings; expenses for preparing, printing, and mailing proxy statements, reports and other communications to shareholders; and expenses of registering and qualifying shares for sale, among others.

                            DISTRIBUTION EXPENSE PLAN

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a distribution expense plan (the "Plan") under which Fund assets may be utilized to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which include the costs of: printing and distribution of prospectuses and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto. Fund assets may be utilized to pay for or reimburse such expenditures provided the total amount expended pursuant to this Plan does not exceed 0.25% of net assets on an annual basis.

Under the terms of the Plan the Fund may pay a "servicing fee" of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. See "Distribution Plan" in the Statement of Additional Information.

                             PERFORMANCE INFORMATION


From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices. Performance comparisons will not be considered as representative of the future performance of the Fund.

The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and

                                       21

with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized." That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio, and all recurring charges are recognized.

The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees such as the $5 fee for exchanges. These fees have the effect of reducing the actual return realized by shareholders.

                                       22

                                 ACCOLADE FUNDS

                           SHARES OF THE FUND ARE SOLD
                               AT NET ASSET VALUE

                            WITHOUT SALES COMMISSIONS
                               OR REDEMPTION FEES

                               BONNEL GROWTH FUND

                               INVESTMENT ADVISOR
                           U.S. Global Investors, Inc.
                               7900 Callaghan Road
                         Mailing Address: P.O. Box 29467
                          San Antonio, Texas 78229-0467

                             INVESTMENT SUB-ADVISOR
                                  Bonnel, Inc.
                                  P.O. Box 649
                               Reno, Nevada 89504

                                 TRANSFER AGENT
                        United Shareholder Services, Inc.
                                 P.O. Box 781234
                          San Antonio, Texas 78278-1234

                                    CUSTODIAN
                              Bankers Trust Company
                                 16 Wall Street
                            New York, New York 10005

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          One Riverwalk Place, Ste. 900
                            San Antonio, Texas 78205

                                  100% No-Load

                       Be Sure to Retain This Prospectus.
                        It Contains Valuable Information.



--------------------------------------------------------------------------------


                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

           Included herein is the Statement of Additional Information for the
                        Accolade Funds Bonnel Growth Fund

                         Post-Effective Amendment No. 7


--------------------------------------------------------------------------------


                                 ACCOLADE FUNDS

                               BONNEL GROWTH FUND

                                  (THE "FUND")

                       STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's prospectus dated February 1, 1997 (the
"Prospectus"), which may be obtained from U.S. Global Investors, Inc. (the "Advisor"), P.O. Box 29467, San Antonio, Texas 78229-0467.

The date of this Statement of Additional Information is February 1, 1997.



                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION...........................................................4

INVESTMENT OBJECTIVES AND POLICIES............................................5

RISK FACTORS..................................................................6

PUT AND CALL OPTIONS..........................................................7

PORTFOLIO TURNOVER............................................................8

MANAGEMENT OF THE FUND........................................................8

INVESTMENT ADVISORY SERVICES.................................................11

TRANSFER AGENCY AND OTHER SERVICES...........................................13

DISTRIBUTION PLAN............................................................13

CERTAIN PURCHASES OF SHARES OF THE FUND......................................14

ADDITIONAL INFORMATION ON REDEMPTIONS........................................15

CALCULATION OF PERFORMANCE DATA..............................................15

TAX STATUS...................................................................16

INDEPENDENT ACCOUNTANTS .....................................................17

FINANCIAL STATEMENTS.........................................................17

                               GENERAL INFORMATION

Accolade Funds (the "Trust") is an open-end management investment company and is a business trust organized under the laws of the Commonwealth of Massachusetts. There are numerous series within the Trust, each of which represents a separate diversified portfolio of securities (a "portfolio"). This Statement of Additional Information ("SAI") presents important information concerning the Bonnel Growth Fund ("Fund") and should be read in conjunction with the Fund's prospectus.

The assets received by the Trust from the issue or sale of shares of the Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are separately allocated to such Fund. They constitute the underlying assets of the fund, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to such Fund. Any general expenses of the Trust, not readily identifiable as belonging to a particular Fund, will be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions, out of the income belonging to that Fund, as are declared by the Board. Upon liquidation of the Trust, shareholders of each fund are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

As described under "The Trust" in the prospectus, the Trust's Master Trust Agreement provides that no annual or regular meeting of shareholders is required. However, the Trust has a staggered Board with terms such that at least 25% of the Trustees expire every three years. The Trustees serve in that capacity for six year terms. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the Investment Company Act of 1940.

On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of any fund are not entitled to vote on any matter which does not affect their fund but which requires a separate vote of another fund.

Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shares have no preemptive or subscription rights and are fully transferable. There are no conversion rights.

Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund's investment objectives and policies discussed in the Fund's prospectus.

INVESTMENT RESTRICTIONS

Neither the investment objective nor the investment policy of Bonnel Growth Fund is a fundamental policy, and they may be changed by the Board of Trustees without shareholder approval. The shareholders will be notified in writing at least 30 days prior to any material change to either the Fund's investment objective or its investment policy.

Under normal market conditions, the Fund will have at least 80% of the value of its total assets in common stocks and securities convertible into common stocks. The remainder of the portfolio may be invested in money market instruments; for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments. The Fund may invest in common stocks and other equity securities of foreign issuers but only if they are listed on a domestic or foreign exchange, quoted on NASDAQ or traded on the domestic or foreign over-the-counter market. No more than 25% of the value of the Fund's total net assets will be invested in such foreign securities.

Bonnel Growth Fund will not change any of the following investment restrictions, without the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of that Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of that Fund are represented either in person or by proxy, or
(2) more than 50% of that Fund's outstanding shares.

THE FUND MAY NOT:

         (1)      Issue senior securities.

         (2) Borrow money, except that the Fund may borrow not in excess of 5% of its total assets from banks as a temporary measure for extraordinary purposes, may borrow up to 33 1/3% of the amount of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowing) when deemed desirable or appropriate to effect redemptions, provided, however, that the Fund will not purchase additional securities while borrowings exceed 5% of the total assets of the Fund.

         (3)      Underwrite the securities of other issuers.

         (4)      Invest in real estate.

         (5) Engage in the purchase or sale of commodities or commodity futures contracts, except that the Fund may invest in futures contracts and options thereon on equity securities indexes in conformance with rules and regulations issued by the Securities and Exchange Commission.

         (6) Lend its assets, except that the Fund may purchase money market debt obligations and repurchase agreements secured by money market obligations, and except for the purchase or acquisition of bonds, debentures or other debt securities of a type customarily purchased by institutional investors and except that any Fund may lend portfolio securities with an aggregate market value of not more than one-third of such Fund's total net assets. (Accounts receivable for shares purchased by telephone will not be deemed loans.)

         (7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

         (8)      Make short sales.

         (9)      Invest  more  than  15%  of  its  total   assets  in  illiquid
                  securities, including securities which are subject to legal or contractual restrictions on resale.

         (10) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry. For the purposes of determining industry concentration, the Fund relies on the Standard Industrial Classification as complied by Standard & Poor's Compustat Services, Inc. as in effect from time to time.

         (11) With respect to 75% of its total assets the Fund will not: (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation will not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

         (12) Invest more than 10% of its total net assets in open-end investment companies. To the extent that the Fund will invest in open-end investment companies, the Fund's advisor and sub-advisor will waive a proportional amount of their management fee.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

                                  RISK FACTORS

The following are among the most significant risks associated with an investment in the Fund.

EQUITY PRICE FLUCTUATION. Equity securities are subject to price fluctuations depending on a variety of factors, including market, business, and economic conditions.

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation of the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investment. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealer, and issuers than in the United States.

The Fund may invest up to 5% of its total assets in countries considered by the Advisor to represent emerging markets. The Advisor makes its determination by considering various factors, including development of securities laws and market regulation, total number of issuers, total market capitalization, and perceptions of the investment community. Currently, the Advisor considers the following countries to be among the emerging markets: Malaysia, Mexico, Hong Kong, Greece, Portugal, Turkey, Argentina, Brazil, Indonesia, Malaysia, Philippines, Singapore, Thailand, and China.

                              PUT AND CALL OPTIONS

SELLING (OR WRITING) COVERED CALL OPTIONS. The Fund may sell (or write) covered call options on portfolio securities to hedge against adverse movements in the prices of these securities. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a security on or before a fixed date at a predetermined price, referred to as the strike price. If the price of the hedged security should fall or remain below the strike price, the Fund will not be called upon to deliver the security and the Fund will retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. The hedge provided by writing covered call options is limited to a price decline in the security of no more than the option premium received by the Fund for writing the option. If the security owned by the Fund appreciates above the options strike price, the Fund will generally be called upon to deliver the security, which will prevent the Fund from receiving the benefit of any price appreciation above the strike price.

BUYING CALL OPTIONS. The Fund may establish an anticipatory hedge by purchasing call options on securities which the Fund intends to purchase to take advantage of anticipated positive movements in the prices of these securities. When establishing an anticipatory hedge, the Fund will deposit cash or cash equivalents into a segregated account equal to the call option's exercise price. The Fund will realize a gain from the exercise of a call option if, during the option period, the price of the underlying security to be purchased increases by more than the amount of the premium paid. A Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the underlying security decreases or does not increase by more than the premium.

PUT OPTIONS. The Fund may purchase put options on portfolio securities to hedge against adverse movements in the prices of these securities. A put option gives the buyer of the option, upon payment of a premium, the right to sell a security to the writer of the option on or before a fixed date at a predetermined price. The fund will realize a gain from the exercise of a put option if, during the option period, the price of the security declines by an amount in excess of the premium paid. The Fund will realize a loss equal to all or a portion of the premium paid for the option if the price of the security increases or does not decrease by more than the premium.

CLOSING TRANSACTIONS. The Fund may dispose of an option written by the Fund by entering into a "closing purchase transaction" for an identical option and may dispose of an option purchased by the Fund by entering into a "closing sale transaction" for an identical option. In each case, the closing transaction will have the effect of terminating the rights of the option holder and the obligations of the option purchaser and will result in a gain or loss to the Fund based upon the relative amount of the premiums paid or received for the original option and the closing transaction. The Fund may sell (or write) put options solely for the purpose of entering into closing sale transactions.

INDEX OPTIONS. The Fund may purchase and sell call options and purchase put options on stock indices in order to manage cash flow, reduce equity exposure, or to remain fully invested in equity securities. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

LIMITATIONS. The Fund will purchase and sell only options that are listed on a securities exchange. The Fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased and written by the Fund would exceed 5% of the Fund's total assets. The Fund will not write any call options if, immediately thereafter, the aggregate value of the Fund's securities subject to outstanding call options would exceed 25% of the value of the Fund's total assets.

                               PORTFOLIO TURNOVER

The Fund's management buys and sell securities for the Fund to accomplish investment objectives. The Fund's investment policy may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values.

A change in the securities held by the Fund is known as "portfolio turnover." A high portfolio turnover rate may cause the Fund to pay higher transaction expenses, including more commissions and markups, and also result in quicker recognition of capital gains, resulting in more capital gain distributions which may be taxable to shareholders. Any short term gain realized on securities will be taxed to shareholders as ordinary income. See "Tax Status."

                             PORTFOLIO TRANSACTIONS


For the year ended September 30, 1996, and the period beginning October 17, 1994, (initial public offering) and ending September 30, 1995, the Fund paid brokerage fees of $613,522 and $99,587, respectively. For a fuller discussion of the Fund's portfolio trading practices see "Portfolio Transactions" in the prospectus.

                             MANAGEMENT OF THE FUND

The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

                           TRUST
NAME AND ADDRESS         POSITION              PRINCIPAL OCCUPATION
--------------------------------------------------------------------------------

Richard E. Hughs         Trustee       Professor  at the School of  Business  of
11 Dennin Drive                        the  State  University  of  New  York  at
Menands, NY 12204                      Albany from 1990 to present; Dean, School
                                       of  Business  1990-1994;  Director of the
                                       Institute for the  Advancement  of Health
                                       Care   Management,    1994   -   present.
                                       Corporate Vice President,  Sierra Pacific
                                       Resources,  Reno, NV, 1985-1990. Dean and
                                       Professor,     College    of     Business
                                       Administration,   University  of  Nevada,
                                       Reno,  1977-1985.  Associate Dean,  Stern
                                       School of Business,  New York University,
                                       New York City, 1970-1977.

Clark R. Mandigo         Trustee       Business consultant since 1991. From 1985
1250 N.E. Loop 410                     to  1991,   President,   Chief  Executive
Suite 900                              Officer, and Director of Intelogic Trace,
San Antonio, Texas 78209               Inc., a nationwide  company  which sells,
                                       leases  and   maintains   computers   and
                                       telecommunications systems and equipment.
                                       Prior to 1985, President of BHP Petroleum
                                       (Americas),   Ltd.,   an  oil   and   gas
                                       exploration  and   development   company.
                                       Director of Palmer  Wireless,  Inc., Lone
                                       Star   Steakhouse  &  Saloon,   Inc.  and
                                       Physician    Corporation    of   America.
                                       Formerly   a   Director   of    Datapoint
                                       Corporation.  Trustee  for  Pauze/Swanson
                                       United Services Funds from November 1993 to February 1996.

Frank E. Holmes1         Trustee,      Chairman  of the Board of  Directors  and
                         President,    Chief  Executive  Officer of the  Advisor
                         Chief         since  October  1989.  President  of  the
                         Executive     Advisor  from  October  1989 to September
                         Officer (1)   1995.   Trustee,   President   and  Chief
                                       Executive   Officer  of  United  Services
                                       Funds "USF") since October 1989. Chairman
                                       and   Director   of   Security   Trust  &
                                       Financial  Company  ("ST&FC"),  a wholly-
                                       owned   subsidiary   of  Advisor,   since
                                       November 1991.  Director of U.S. Advisors
                                       (Guernsey)    Limited,   a   wholly-owned
                                       subsidiary  of  the  Advisor,  and of the
                                       Guernsey  Funds  managed by that  Company
                                       since    August    1993.    Trustee    of
                                       Pauze/Swanson  United Services Funds from
                                       November 1993 to February 1996.  Director
                                       of Franc-Or  Resource Corp. from November
                                       1994  to  November   1996.   Director  of
                                       Marleau, Lemire Inc. from January 1995 to
                                       December   1995.   Director   of   United
                                       Services  Advisors  Canada,   Inc.  since
                                       February   1995,   and  Chief   Executive
                                       Officer  from  February  1995  to  August
                                       1995. Independent business consultant and
                                       financial   adviser  from  July  1978  to
                                       October  1989.  From July 1978 to October
                                       1989,  held various  positions with Merit
                                       Investment   Corporation,    a   Canadian
                                       investment  dealer,  including the latest
                                       position      as      Executive      Vice
                                       President-Corporate  Finance.  Formerly a
                                       member  of  the  Toronto  Stock  Exchange
                                       Listing Committee,  Registered  Portfolio
                                       Manager with the Toronto Stock  Exchange,
                                       and former  President and Chairman of the
                                       Toronto  Society  of  Investment  Dealers
                                       Association. Formerly a Director of Merit
                                       Investment Corporation.
                                       ----------------------
                                       (1)  This   Trustee   may  be  deemed  an
                                       "interested person" of the Trust as 8 defined in the Investment Company Act of 1940.

Bobby D. Duncan     Executive          President of the Advisor since  September
                    Vice               1995 and Chief  Financial  Officer  since
                    President,         March 1996.  Executive Vice President and
                    Chief              Chief  Financial  Officer of the  Advisor
                    Operating          from  October  1989  to  September  1995.
                    Officer            Chief  Operating  Officer since  November
                                       1993.  Director of the Advisor since July
                                       1986.  Executive  Vice  President  of USF
                                       since  October  1989 and Chief  Operating
                                       Officer  since  September   1993.   Chief
                                       Financial  Officer  of USF  from  October
                                       1989 to September 1995. President,  Chief
                                       Executive   Officer,    Chief   Operating
                                       Officer,   Chief  Financial  Officer  and
                                       Treasurer  of the  Advisor  from  January
                                       1989 to  October  1989.  Prior to January
                                       1990,  held various  positions  with USF,
                                       including   Executive   Vice   President,
                                       Treasurer,  Chief Operating Officer,  and
                                       Chief Financial  Officer.  Served as sole
                                       Director and Chief  Executive  Officer of
                                       United   Shareholder    Services,    Inc.
                                       ("USSI"),  a transfer agent  wholly-owned
                                       by the Advisor,  from  September  1988 to
                                       November  1989.  Director  of  USSI  from
                                       November  1989  to  November  1993.  Sole
                                       Director,  President, and Chief Executive
                                       Officer   of   USSI   since    1993.Chief
                                       Executive   Officer,   President,   Chief
                                       Operating   Officer,    Chief   Financial
                                       Officer,  and Director of USSI.  Director
                                       of  A&B  Mailers,  Inc.,  a  wholly-owned
                                       subsidiary of the Advisor, since February
                                       1988  and   Chairman   since  July  1991.
                                       Executive Vice President, Chief Financial
                                       Officer   and   Director  of  ST&FC  from
                                       November  1991 to March 1994.  President,
                                       Chief Executive Officer,  and Director of
                                       STFC since January 1996.  Vice  President
                                       and  Trustee  of   Pauze/Swanson   United
                                       Services  Funds  from  September  1995 to
                                       February 1996 and held various  positions
                                       prior  to  such  date.  President,  Chief
                                       Executive Officer,  and Trustee of United
                                       Services Insurance Funds since July 1994.
                                       Director and Chief  Financial  Officer of
                                       United  Services   Advisors  Canada  Inc.
                                       since February 1995.

Susan B. McGee      Vice               Vice President and Assistant Secretary of
                    President,         the  Trust  since  September  1995.  Vice
                    Assistant          President  and  Secretary  of the Advisor
                    Secretary          since September 1995.  Associate  Counsel
                                       since August  1994.  Vice  President  and
                                       Secretary of USSI since  September  1995.
                                       Vice President and Secretary of USF since
                                       September 1995. Vice President-Operations
                                       of ST&FC from May 1993 to December  1994.
                                       Vice  President,   In-house  Counsel  and
                                       Secretary of ST&FC since September 1992.

                                        9

Kevin C. White      Principal          Chief  Accounting  Officer of the Advisor
                    Accounting         from  October  1996  to  present.   Chief
                    Officer            Accounting  Officer  of USF from  October
                                       1996  to  present.  Principal  Accounting
                                       Officer of Accolade  Funds from September
                                       1996 to present. Employee of the Advisor from November 1995 to present. Closing
                                       Manager  for World  Savings and Loan from
                                       January 1995 to November 1995. Controller of Swearingen Aircraft from December 1991 to January 1995. Financial Analyst for
                                       Fox Photo from  February 1991 to December
                                       1991.


Thomas D. Tays      Vice President,    Vice   President   -   Special   Counsel,
                    Secretary          Securities   Specialist,    Director   of
                                       Compliance and Assistant Secretary of the
                                       Advisor  from  September  1995 to present
                                       and held various positions of the Advisor
                                       prior  to  such  date.   Vice  President,
                                       Securities   Specialist,    Director   of
                                       Compliance and Assistant Secretary of USF
                                       since  September 1995. Vice President and
                                       Secretary  of United  Services  Insurance
                                       Funds   from   June   1994  to   present.
                                       Secretary   of    Pauze/Swanson    United
                                       Services  Funds  from  November  1993  to
                                       February   1996.   Attorney   in  private
                                       practice    from   April   1990   through
                                       September 1993.  General Counsel of James
                                       Baker & Company, a broker-dealer and investment adviser from June 1984 through April 1990.

                         PRINCIPAL HOLDERS OF SECURITIES

As of November 20, 1996, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund. The Fund is aware of the following person(s) owning of record, or beneficially, more than 5% of the outstanding shares of the Fund as of November 20, 1996.

                                NAME AND ADDRESS                        TYPE OF
       FUND                         OF OWNER               % OWNED     OWNERSHIP
------------------      -------------------------------    -------     ---------

BONNEL GROWTH FUND      Charles Schwab & Co. Inc.           15.73%      Record
                        101 Montgomery Street
                        San Francisco, California 94104

                          INVESTMENT ADVISORY SERVICES

The investment adviser to the Funds is U.S. Global Investors, Inc. (the "Advisor"), a Texas corporation, pursuant to an advisory agreement dated September 21, 1994. Frank E. Holmes, Chief Executive Officer and a Directors of the Advisor, as well as a Trustee, President and Chief Executive Officer of the Trust, beneficially owns more than 25% of the outstanding voting stock of the Advisor and may be deemed to be a controlling person of the Advisor.

                                       10

In addition to the services described in the Fund's prospectus, the Advisor will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, Officers, and Trustees of the Trust, if such persons are employees of the Advisor or its affiliates, except that the Trust will reimburse the Advisor for a portion of the compensation of the Advisor's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust.


The Trust pays all other expenses for its operations and activities. The Fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditing expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Advisor, expenses of attendance by Officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, fidelity bond premiums, cost of maintaining the books, and records of the Trust, and any other charges and fees not specifically enumerated.

The Trust and the Advisor, in connection with the Fund, have entered into a sub-advisory agreement with Bonnel, Inc. In connection with such services, the Advisor pays the Sub-Advisor a minimum sub-advisory fee of $150,000 per year. When the Fund's assets exceed $30 million, the Advisor and the Sub-Advisor will share the management fee equally; except that the Sub-Advisor's fee will be subject to downward adjustments for: 1) the Advisor's incurred costs and expenses of marketing the Fund that exceed the 0.25% 12b-1 fee charged to the Fund for such marketing purposes; 2) for any monies previously received as a result of the minimum sub-advisory fee set forth above that were paid by the Advisor or the Trust prior to the date that the Securities and Exchange Commission declared the Fund's registration statement effective; 3) the unrecovered costs of organizing the Fund up to $40,000 (the Advisor will be responsible for bearing costs of organization of the Fund in excess of $40,000); and (4) if a decision is made with respect to placing a cap on expenses, to the extent that actual expenses of the Fund exceed the cap, and the Advisor is required to pay or absorb any of the excess expenses, by the amount of the excess expenses paid or absorbed by the Advisor through such downward adjustments. The Fund is not responsible for the Sub-Advisor's fee.

The Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers, and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Advisor's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") with respect to the Fund and will be submitted for approval by shareholders of the Fund at the initial meeting of shareholders. The Advisory Agreement provides that it will continue initially for two years, and from year to year thereafter, with respect to each fund, as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act of 1940 [the "Act"]) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees

                                       11

who are not parties to the Advisory Agreement or "interested persons" of any party thereto cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

The Advisor provides investment advice to a variety of clients, including other mutual funds. Investment decisions for each client are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Advisor's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. The Advisor employs professional staffs of portfolio managers who draw upon a variety of resources, for research information for the clients.

In addition to advising client accounts, the Advisor invests in securities for its own account. The Advisor has adopted policies and procedures intended to minimize or avoid potential conflicts with its clients when trading for its own account. The Advisor's investment objective and strategies are not the same as its clients, emphasizing venture capital investing, private placement arbitrage, and speculative short-term trading. The Advisor utilizes a diversified approach to venture capital investing. Investments typically involve early-stage businesses seeking initial financing as well as more mature businesses in need of capital for expansion, acquisitions, management buyouts, or recapitalizations. In general, the Advisor invests in start-up companies in the natural resources or technology fields.

                       TRANSFER AGENCY AND OTHER SERVICES

In addition to the services performed for the Funds and the Trust under the Advisory Agreement, the Advisor, through its subsidiary USSI, provides transfer agent and dividend disbursement agent services pursuant to the Transfer Agency Agreement as described in the Fund's prospectus under "Management of the Fund -- The Investment Advisor." In addition, lockbox and statement printing services are provided by USSI. For the year ended September 30, 1996, the Fund paid USSI a total of $124,307 for transfer agency, lockbox, and printing fees.

USSI also maintains the books and records of the Trust and of each fund of the Trust and calculates their daily net asset value as described in the Fund's prospectus under "Management of the Funds -- The Investment Advisor." For the year ended September 30, 1996, the Fund paid USSI a total of $24,271 for portfolio accounting services.

A&B Mailers, Inc., a corporation wholly owned by the Advisor, provides the Trust with certain mail handling services. The charges for such services have been negotiated by the Audit Committee and A&B Mailers, Inc. Each service is priced separately.

                                DISTRIBUTION PLAN

As described under "Service Fee" in the prospectus, in September 1994, the Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the "Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which includes the

                                       12

costs of: printing and distribution of prospectuses and promotional materials, making slides and charts for presentations, assisting shareholders and prospective investors in understanding and dealing with the Fund, and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets on an annual basis. For the year ended September 30, 1996, the Fund paid a total of $140,059 in distribution fees. All except a small portion of fees were spent printing prospectuses, paying out of pocket travel expenses, sales literature, advertising and postage to promote shares of the Fund to the public. Distribution expenses paid by the Advisor or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued pursuant to the 12b-1 Distribution Plan in the current or future periods, so long as the 0.25% limitation is never exceeded.

Expenses which the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plan is reviewed by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act that there is reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the Fund.

The Fund is unaware of any Trustee or any interested person of the Fund who had a direct or indirect financial interest in the operations of the Distribution Plan.

The Fund expects that the Distribution Plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services and the Fund expects to benefit from economies of scale as more shareholders are attracted to the Fund.

                     CERTAIN PURCHASES OF SHARES OF THE FUND

Shares of the Fund are continuously offered by the Trust at their net asset value next determined after an order is accepted. The methods available for purchasing shares of the Fund are described in the Prospectus. In addition, shares of the Fund may be purchased using stock, so long as the securities delivered to the Trust meet the investment objectives and concentration policies of the Fund, and are otherwise acceptable to the Advisor, which reserves the right to reject all or any part of the securities offered in exchange for shares of the Fund. On any such "in kind" purchase, the following conditions will apply:

         (1) the securities offered by the investor in exchange for shares of the Fund must not be in any way restricted as to resale or otherwise be illiquid;

         (2) securities of the same issuer must already exist in the Fund's portfolio;

         (3) the securities must have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the AMEX, the NYSE, or NASDAQ;

         (4) any securities so acquired by any fund will not comprise more than 5% of that fund's net assets at the time of such exchange;

         (5) no over-the-counter securities will be accepted unless the principal over-the-counter market is in the United States; and,

                                      13

         (6)      the securities are acquired for investment and not for resale.

The Trust believes that this ability to purchase shares of the Fund using securities provides a means by which holders of certain securities may obtain diversification and continuous professional management of their investments without the expense of selling those securities in the public market.

An investor who wishes to make an "in kind" purchase should furnish (either in writing or by telephone) to the Trust a list with a full and exact description of all of the securities which he or she proposes to deliver. The Trust will advise him or her as to those securities which it is prepared to accept and will provide the investor with the necessary forms to be completed and signed by the investor. The investor should then send the securities, in proper form for transfer, with the necessary forms to the Trust and certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. The securities will be valued as of the close of business on the day of receipt by the Trust in the same manner as portfolio securities of the Fund are valued. See the section entitled "How Shares Are Valued" in the prospectus. The number of shares of the Fund, having a net asset value as of the close of business on the day of receipt equal to the value of the securities delivered by the investor, will be issued to the investor, less applicable stock transfer taxes, if any.

The exchange of securities by the investor pursuant to this offer will constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. Each investor should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such an "in kind" purchase.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period
(1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or fairly to determine the value of its assets; or, (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                    P(1 + T)n = ERV

                  Where:   P        =   a hypothetical initial payment of $1,000
                           T        =   average annual total return
                           n        =   number of years

                                       14

                           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period.

The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The average annual total return for the Fund for the year ended September 30, 1996, and for the period from October 17, 1994, (initial public offering) through September 30, 1995, was 21.27% and 48.74% (this number is not annualized), respectively.

NONSTANDARDIZED TOTAL RETURN

The Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

EFFECT OF FEE WAIVER AND EXPENSE REIMBURSEMENT

During the period from October 17, 1994 (initial public offering) through September 30, 1995, the Fund's expense ratio was 2.48%. If the Advisor had not subsidized the Fund's expenses, the expense ratio subject to the most restrictive state limitation would have been 2.50%. Because its expenses were subsidized, the Fund's investment performance, including annual compound rate of return, was improved. The Advisor is not obligated to continue subsidizing the Fund's expenses in the future.

                                   TAX STATUS

TAXATION OF THE FUND -- IN GENERAL

As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will not be liable for Federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the "30% test"); and, (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31st of the


                                       15

calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS

The Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test, and the distribution requirements of the Code, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules generally apply to investments in certain forward currency contracts, foreign currencies and debt securities denominated in foreign currencies.

TAXATION OF THE SHAREHOLDER

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, or December and made payable to shareholders of record in such a month, will be deemed to have been received on December 31st, if a Fund pays the dividends during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares immediately prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

A shareholder of the Fund should be aware that a redemption of shares (including any exchange into other funds offered, affiliated or administered by U.S. Global Investors, Inc.) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long-term capital gain recognized.

                                    CUSTODIAN

Bankers Trust Company acts as Custodian for the Fund. Services with respect to the retirement accounts will be provided by Security Trust and Financial Company of San Antonio, Texas, a wholly-owned subsidiary of the Advisor.

                             INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, One Riverwalk Place, San Antonio, Texas 78205 is the independent accountant for the Trust.

                                       16

                              FINANCIAL STATEMENTS

The financial statements for the year ended September 30, 1996, are hereby incorporated by reference from the Annual Report to Shareholders of that date which has been delivered with the Statement of Additional Information unless previously provided, in which event the Trust will promptly provide another copy free of charge, upon request to: U.S. Global Investors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467, 1-800- 426-6635 or (210) 308-1234.

                                       17


--------------------------------------------------------------------------------


                           PART C -- OTHER INFORMATION

                          Included herein is Part C for
                                 Accolade Funds

                         Post-Effective Amendment No. 7


--------------------------------------------------------------------------------

PART C.                OTHER INFORMATION
ITEM 24.               FINANCIAL STATEMENTS AND EXHIBITS

(a)                    FINANCIAL STATEMENTS

             (1) The Financial Statements for the year ended September 30, 1996, of Accolade Funds, as examined by Price Waterhouse LLP, are incorporated by reference from the Annual Report to Shareholders of Accolade Funds (Bonnel Growth Fund) of that date.

(b)                    EXHIBITS


EXHIBIT NUMBER         DESCRIPTION OF EXHIBIT

(1)           (a)      First Amended and Restated Master Trust Agreement, dated
                       May  22,  1996,   incorporated  by  reference  to  Post-
                       Effective  Amendment  No.  5  dated  May  23,  1996,  to
                       Registration Statement.

(2)                    By-laws,    incorporated    by   reference   to   initial
                       registration dated April 15, 1993).

(3)                    Not Applicable

(4)                    Specimen   certificate   (incorporated  by  reference  to
                       Post-Effective   Amendment  No.  1  to  the  Registration
                       Statement dated March 20, 1995).

(5)          (a)       Advisory Agreement between United Services Advisors, Inc.
                       and Accolade Funds dated September 21, 1994 incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement dated October 17, 1994).

             (b) Sub-Advisory Agreement among Accolade Funds, United Services Advisors, Inc. and Bonnel, Inc. dated September 21, 1994 (incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement dated October 17, 1994.

             (c) Amendment to Advisory Agreement between Accolade Funds and United Services Advisors, Inc. dated 1996 incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 to the Registration Statement.

             (d) Sub-Advisory Agreement among Accolade Funds, United Services Advisors, Inc. and Money Growth Institute, Inc. incorporated by reference to Post-Effective Amendment No. 5 dated May 23, 1996 to the Registration Statement.

(6)                    Not Applicable

(7)                    Not Applicable

(8)          (a)       Custodian  Agreement  between  Accolade Funds and Bankers
                       Trust  Company of New York  incorporated  by reference to
                       Pre-Effective   Amendment  No.  3  to  the   Registration
                       Statement dated October 17, 1994.

             (b) Letter agreement with Custodian, Bankers Trust Company of New York, adding MegaTrends Fund incorporated by reference to Post-Effective Statement Amendment No. 6 dated October 10, 1996.

(9)          (a)       Transfer  Agency  Agreement  between  United  Shareholder
                       Services,  Inc. and Accolade  Funds dated  September  21,
                       1994,   incorporated   by  reference  to  Pre-  Effective
                       Amendment  No.  3 to the  Registration  Statement,  dated
                       October 17, 1994.

             (b) Bookkeeping and Accounting Agreement between United Shareholder Services, Inc. and Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement, dated October 17, 1994).

             (c) Lockbox Service Agreement between United Shareholder Services, Inc. and Accolade Funds dated September 21, 1994, incorporated by reference to Pre- Effective Amendment No. 3 to the Registration Statement, dated October 17, 1994.

             (d) Printing Agreement between United Shareholder Services, Inc. and Accolade Funds dated September 21, 1994, incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement dated October 17, 1994.

             (e) Letter agreement between United Shareholder Services, Inc. and Accolade Funds adding MegaTrends Fund to the Transfer Agent Agreement, dated May 22, 1996, and incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996.

(10)         (a)       Opinion and consent of Thomas D. Tays,  Esq.,  counsel to
                       the    Registrant,    incorporated    by   reference   to
                       Pre-Effective   Amendment  No.  3  to  the   Registration
                       Statement, dated October 17, 1994.

(11) *       (a)       Consent of Independent Accountant,  Price Waterhouse LLP,
                       filed herein.

             (b)       Power  of  Attorney   (incorporated   by   reference   to
                       Pre-Effective   Amendment  No.  3  to  the   Registration
                       Statement, dated October 17, 1994).

             (c)       Power  of   Attorney   incorporated   by   reference   to
                       Post-Effective   Amendment  No.  2  to  the  Registration
                       Statement, dated January 15, 1996.

             (d)       Power  of   Attorney   incorporated   by   reference   to
                       Poste-Effective Amendment No. 6 to Registration Statement dated Octobeer 10, 1996.

(12)                   Not Applicable

(13)                   Not Applicable

(14)                   Not Applicable

(15)         (a)       Accolade  Funds/Bonnel  Growth Fund Plan Pursuant to Rule
                       12b-1  approved  September  21,  1994,   incorporated  by
                       reference  to  Pre-Effective   Amendment  No.  2  to  the
                       Registration Statement, dated May 11, 1994.

             (b) Accolade Funds/MegaTrends Fund Plan Pursuanct to Rule 12b-1, approved May 22, 1996 and incorporated by reference to Post-Effective Amendment No. 5 dated May 28, 1996 to the Registration Statement.

(16) Schedule for computation of each performance quotation provided in the Registration Statement in response to
                       Item 22 incorporated by reference to initial registration statement dated April 15, 1993.

* Filed Herein

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Principal Holders of Securities."


ITEM 26. NUMBER OF HOLDERS OF SECURITIES

         The number of record holders, as of November 26, 1996 of each class of securities of the Registrant.

                                                     NUMBER OF
                  TITLE OF CLASS                  RECORD HOLDERS
                  -------------------             --------------

                  Bonnel Growth Fund                    6158

ITEM 27. INDEMNIFICATION

         Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Management of the Funds" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.

ITEM 29. PRINCIPAL UNDERWRITERS

         The Registrant is currently comprised of a single no-load fund which acts as distributor of its own shares.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records maintained by the Registrant are kept at the Registrant's office located at 7900 Callaghan Road, San Antonio, Texas. All accounts and records maintained by Bankers Trust Company as custodian for Accolade Funds are maintained at 16 Wall Street, New York, New York 10005.

ITEM 31. NOT APPLICABLE

ITEM 32. NOT APPLICABLE


--------------------------------------------------------------------------------

                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION OF EXHIBIT

(11)              Consent of Independent Accountant, Price Waterhouse LLP


--------------------------------------------------------------------------------

                                 SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the city of San Antonio, State of Texas, on this 26th of November, 1996.

                        ACCOLADE FUNDS

                        By:  * /s/ Frank E. Holmes
                        -----------------------------------------------

                        FRANK E. HOLMES, President, Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     SIGNATURE                        TITLE                       DATE

* /s/ Frank E. Holmes         President                     November 26, 1996
---------------------         Chief Executive Officer
FRANK E. HOLMES               Trustee


* /s/ Clark R. Mandigo        Trustee                       November 26, 1996
----------------------        Audit Committee
CLARK R. MANDIGO

* /s/ Richard E. Hughs        Trustee                       November 26, 1996
----------------------        Audit Committee
RICHARD E. HUGHS

* /s/ Bobby D. Duncan         Executive Vice President      November 26, 1996
---------------------         Chief Operating Officer
BOBBY D. DUNCAN

* /s/ Kevin C. White          Principal Accounting Officer  November 26, 1996
--------------------
KEVIN C. WHITE


/s/ Thomas D. Tays            Vice President                November 26, 1996
-------------------           Secretary
THOMAS D. TAYS


* BY: /s/ Thomas D. Tays      Vice President                November 26, 1996
------------------------      Secretary
THOMAS D. TAYS                Power of Attorney